Fair Value Measurements (Details 1) - Warrant liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value	$ 1,344
Increase in liability		1,332
Changes in the fair value	200	12
Fair value	1,544	1,344
Transfer to permanent equity	(1,544)
Fair value		$ 1,344